Leases (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Apr. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jul. 14, 2020	Jul. 10, 2020	Oct. 01, 2019	Jan. 02, 2019
Lease receivables, payments expected to be received		$ 45,856		$ 244,265
Inventory		30,000		143,358
Lease rental revenues		45,856
Cost of goods sold		30,000
Operating lease, right-of-use asset		249,319	$ 138,531	221,898
Operating lease liability		$ 276,741	137,160	$ 236,219
Gain on termination of lease	$ 8,428
Weighted average discount rate		11.98%						11.98%
Operating lease expense		$ 86,645	$ 44,875
CAD [Member]
Gain on termination of lease	$ 11,294
Fairfield, CA [Member]
Operating lease, right-of-use asset						$ 164,114
Operating lease liability						156,364
Remaining lease term		1 year 8 months 2 days		1 year 5 months 1 day
Prepaid rent						$ 7,750
Security deposit		$ 7,750		$ 7,750
Surrey, BC [Member]
Operating lease, right-of-use asset					$ 133,825
Operating lease liability					125,014
Remaining lease term		2 years 6 months 29 days		2 years 3 months 29 days
Prepaid rent					8,811
Surrey, BC [Member] | CAD [Member]
Prepaid rent					$ 11,948
Copier Lease [Member]
Lease agreement term							5 years
Operating lease, right-of-use asset							$ 8,683
Operating lease liability							$ 8,683
Remaining lease term				3 years 6 months			3 years 9 months